AeroTurbine Restructuring	12 Months Ended
Dec. 31, 2015
AeroTurbine Restructuring [Abstract]
AeroTurbine Restructuring

25. AeroTurbine restructuring

During the fourth quarter of 2015, we made the decision to downsize the AeroTurbine business. After completion of the downsizing, AeroTurbine will only provide services to support AerCap’s aircraft leasing business, including aircraft maintenance, engine leasing and engine trading. In connection with the downsizing, we performed recoverability assessments of AeroTurbine’s long-lived assets. These recoverability assessments indicated that the book value of certain AeroTurbine intangible assets and leased engines were no longer supported by their future expected cash flows. The resulting impairment was measured as the excess of the carrying amount of each asset over its fair value. Fair value was estimated based on the present value of future cash flows expected to be generated from the asset, including its expected residual value, discounted at a rate commensurate with the associated risk. During the year ended December 31, 2015, we also recognized a lower of cost or market adjustment of AeroTurbine’s parts inventory. Please refer to Note 22—Other income for further details.

The impairment charges and severance expenses as provided in the following table were recorded in transaction, integration and restructuring related expenses in our Consolidated Income Statement during the year ended December 31, 2015.

Year Ended December 31,
2015
Tradename and other intangible assets impairment	$24,837
Leased engines impairment	22,402
Severance expenses	2,072
$49,311